Significant Accounting Policies - Interest Rate Risk (Details)	Dec. 31, 2023	Sep. 30, 2020
0.125% Convertible Senior Notes Due 2025 | Convertible Debt
Debt Instrument [Line Items]
Stated interest rate	0.125%	0.125%